BASIS OF PRESENTATION (Details) (USD $)	1 Months Ended						6 Months Ended
	Jul. 31, 2014 MW item	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jul. 31, 2014 Trade financing	Dec. 31, 2014 Wafer Forecast	Dec. 31, 2014 Modules Forecast
Basis of presentation
Excess of current liabilities over current assets		$ 458,323,000
Cash and cash equivalents		58,127,000	86,773,000	80,306,000	93,283,000
Short-term bank borrowings		696,229,000	673,096,000
Current portion of long-term debt		30,012,000
Selling price (in dollars per watt)							0.23	0.66
Cost to produce product (in dollars per watt)							0.21	0.55
Amount of roll-over in short-term loans	363,700,000
Unused lines of credit	$ 115,500,000	$ 346,337,000	$ 117,132,000			$ 67,600,000
Minimum capacity of existing and new PV projects potential sales to China Seven Star (in MW)	200
Period of potential sales of existing and new PV projects to China Seven Star	18 months
Number of utility-scale projects in Bulgaria to be sold	2
Capacity of utility-scale projects in Bulgaria to be sold (in MW)	9.7